Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2019
Redeemable non-controlling interests
Redeemable non-controlling interests

22. Redeemable non-controlling interests

XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT Auto”), the Group’s wholly owned subsidiary had its redeemable preferred share (“XPT Auto PS”) financing of RMB1,269,900 to certain third party strategic investors in the second quarter of 2018. These third party strategic investors’ contributions in XPT Auto were accounted for as the Group’s redeemable non-controlling interests, and were classified as Mezzanine equity. Pursuant to XPT Auto’s share purchase agreement, the XPT Auto PS issued to third party strategic investors have the same rights as the existing ordinary shareholder of XPT Auto except that they have following privileges:

Redemption

The holders of XPT Auto PS have the option to request XPT Auto to redeem those shares under certain circumstance: (1) a qualified initial public offering of XPT Auto has not occurred by the fifth anniversary after the issuance of XPT Auto PS; (2) XPT Auto doesn’t meet its performance target (revenue and net profit) for each of the year during FY2019 and FY2023; or (3) a deadlock event lasts for 60 working days and cannot be resolved.

The redemption price should be equal to the original issue price plus simple interest on the original issue price at the rate of 10% per annum minus the dividends paid up to the date of redemption.

Liquidation

In the event of any liquidation, the holders of XPT Auto PS have preference over holders of ordinary shares. On a return of capital on liquidation, XPT Auto’s assets available for distribution among the investors shall first be paid to XPT Auto PS investors at the amount equal to the original issue price plus simple interest on the original issue price at the rate of 10% per annum minus the dividends paid up to the date of liquidation. The remaining assets of XPT Auto shall all be distributed to its ordinary shareholders.

The Company recognized accretion to the respective redemption value of the XPT Auto PS as a reduction of additional paid in capital over the period starting from issuance date. As of December 31, 2019, RMB1,265,900 out of the total consideration was paid by those investors and the remaining RMB4,000 were still outstanding.